SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warranty Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 6,459	$ 5,936	$ 5,744
Warranties issued during the year	7,258	9,688	7,363
Costs incurred with respect of warranties during the year	(8,328)	(9,165)	(7,171)
Balance at the end of the year	$ 5,389	$ 6,459	$ 5,936